SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of subsidiaries [Table Text Block]
Entity	Country of Incorporation	Effective Economic Interest
Plymouth Rock Technologies Inc. ("Plymouth Rock USA")	USA	100%

Disclosure of depreciation rates applicable to each category of property and equipment [Table Text Block]
Computer equipment	55% declining balance
Furniture	20% declining balance

Disclosure of initial IAS 39 classification and IFRS 9 classification for all financial instruments explanatory [Table Text Block]

	Original under IAS 39		New under IFRS 9
Financial assets and liabilities	Classification	Carrying Amount $	Classification	Carrying Amount $
Cash	FVTPL	2,743,694	Amortized cost	2,743,694
Due from related parties	Loans and receivables	7,400	Amortized cost	7,400
Accounts payable	Other financial liabilities	112,757	Amortized cost	112,757
Due to related parties	Other financial liabilities	3,000	Amortized cost	3,000
Loan payable	Other financial liabilities	51,184	Amortized cost	51,184